Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

16. Subsequent events

On March 28, 2024, subject to receiving the final approval from the TSX Exchange, the Company closed a private placement for 15, 700,000 flow through common shares at a price of CAD$0.2625 per share for gross proceeds of CAD$4.1 million.